Settlement of Convertible Note Payable (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 23, 2014	Jul. 31, 2015	Jul. 31, 2014
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount	$ 25,000	$ 0	$ 8,056
Paid-in-Kind Interest	$ 3,707
Debt Conversion, Converted Instrument, Shares Issued	3,333
Gains (Losses) on Extinguishment of Debt, Total	$ 20,651	$ 0	$ 20,651